Variable Interest Entities (VIEs) (Tables)	6 Months Ended
Jun. 30, 2020
Variable Interest Entity, Measure of Activity [Abstract]
Schedule of assets and liabilities in the financial statements of the VIEs
The combined assets and liabilities in the financial statements of the VIEs as at June 30, 2020 and December 31, 2019 are as follows:

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Cash and cash equivalents	15	22
Investment in finance lease	948	972
Total assets of the VIEs (1)	963	994

Short-term interest bearing debt (2)	48	48
Long-term interest bearing debt (2)	531	550
Other liabilities	4	5
Short-term amounts due to related parties	4	12
Long-term debt due to related parties (3)	238	239
Total liabilities of the VIEs	825	854
Equity of the VIEs	138	140

(1) Book value of units in the Company's consolidated financial statements as at June 30, 2020 was $507 million (December 31, 2019: $784 million).
(2)  Total interest bearing debt comprises principal outstanding of $598 million offset by $19 million debt discount (December 31, 2019: $621 million principal outstanding offset by $23 million debt discount).
(3)  Long-term debt due to related parties comprises principal outstanding of $314 million, offset by debt discount of $68 million and trading asset position held against long-term of $8 million (December 31, 2019: $314 million principal offset by $75 million debt discount).